Share-Based Payments	12 Months Ended
Dec. 31, 2012
Share-Based Payments
Share-Based Payments

Our compensation programs can include share-based payments, in the form of stock options, Restricted Stock Units (RSUs), Portfolio Performance Shares (PPSs), Performance Share Awards (PSAs) and Total Shareholder Return Units (TSRUs).

The Company’s shareholders approved the amendment and restatement of the 2004 Stock Plan at the Annual Meeting of Shareholders held on April 23, 2009. The primary purpose of the amendment was to increase the number of shares of common stock available for grants by 425 million shares. In addition, the amendment provided other changes, including that the number of stock options, Stock Appreciation Rights (SARs) (known as TSRUs) or other performance-based awards that may be granted to any one individual during any 36-month period is limited to 8 million shares, and that RSUs, PPSs, PSAs and restricted stock grants count as 2 shares, while stock options and TSRUs count as 1 share, toward the maximums for the incremental 425 million shares. As of December 31, 2012, 236 million shares were available for award. The 2004 Stock Plan, as amended, is the only Pfizer plan under which equity-based compensation may currently be awarded to executives and other employees.

Although not required to do so, we have used authorized and unissued shares and, to a lesser extent, shares held in our Employee Benefit Trust and treasury stock to satisfy our obligations under these programs.
A. Impact on Net Income

The following table provides the components of share-based compensation expense and the associated tax benefit:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2012	2011	2010
Restricted stock units	$235	$228	$211
Stock options	157	166	150
Total shareholder return units	35	17	28
Performance share awards	35	3	14
Portfolio performance shares	14	—	—
Directors’ compensation and other	5	5	2
Share-based payment expense	481	419	405
Tax benefit for share-based compensation expense	(149)	(139)	(129)
Share-based payment expense, net of tax	$332	$280	$276

Amounts capitalized as part of inventory cost and the impact of modifications under our cost-reduction and productivity initiatives to share-based awards were not significant for any period presented. Generally, the modifications resulted in an acceleration of vesting, either in accordance with plan terms or at management’s discretion.
B. Restricted Stock Units (RSUs)

RSUs are awarded to select employees and, when vested, entitle the holder to receive a specified number of shares of Pfizer common stock, including shares resulting from dividend equivalents paid on such RSUs. For RSUs granted during the periods presented, in virtually all instances, the units vest after three years of continuous service from the grant date.

We measure the value of RSU grants as of the grant date using the closing price of Pfizer common stock. The values determined through this fair value methodology generally are amortized on a straight-line basis over the vesting term into Cost of sales, Selling, informational and administrative expenses, and Research and development expenses, as appropriate.

The following table summarizes all RSU activity during 2012:
	Shares (Thousands)	Weighted- Average Grant Date Fair Value Per Share
Nonvested, December 31, 2011	41,940	$17.08
Granted	13,232	21.05
Vested	(15,464)	15.09
Reinvested dividend equivalents	1,585	22.95
Forfeited	(3,433)	19.17
Nonvested, December 31, 2012	37,860	$19.34

The following table provides data related to all RSU activity:
(MILLIONS OF DOLLARS)	Year Ended December 31,
	2012	2011	2010
Total fair value of shares vested	$348	$256	$222
Total compensation cost related to nonvested RSU awards not yet recognized, pre-tax	$258	$264	$230
Weighted-average period over which RSU cost is expected to be recognized (years)	1.2	1.3	1.4

C. Stock Options

Stock options are awarded to select employees and, when vested, entitle the holder to purchase a specified number of shares of Pfizer common stock at a price per share equal to the closing market price of Pfizer common stock on the date of grant.

All eligible employees may receive stock option grants. No stock options were awarded to senior and other key management in any period presented; however, stock options were awarded to certain other employees. In virtually all instances, stock options granted since 2005 vest after three years of continuous service from the grant date and have a contractual term of 10 years. In most cases, stock options must be held for at least 1 year from the grant date before any vesting may occur. In the event of a sale or restructuring, options held by employees are immediately vested and are exercisable for a period from three months to their remaining term, depending on various conditions.

We measure the value of stock option grants as of the grant date using, for virtually all grants, the Black-Scholes-Merton option-pricing model. The values determined through this fair value methodology generally are amortized on a straight-line basis over the vesting term into Cost of sales, Selling, informational and administrative expenses, and Research and development expenses, as appropriate.

The following table provides the weighted-average assumptions used in the valuation of stock options:
	Year Ended December 31,
	2012	2011	2010
Expected dividend yield(a)	4.10%	4.14%	4.00%
Risk-free interest rate(b)	1.28%	2.59%	2.87%
Expected stock price volatility(c)	23.78%	25.55%	26.85%
Expected term(d) (years)	6.50	6.25	6.25

(a)	Determined using a constant dividend yield during the expected term of the option.

(b)	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.

(c)	Determined using implied volatility, after consideration of historical volatility.

(d)	Determined using historical exercise and post-vesting termination patterns.

The following table summarizes all stock option activity during 2012:
	Shares (Thousands)	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value(a) (Millions)
Outstanding, December 31, 2011	429,553	$25.31
Granted	57,919	21.04
Exercised	(37,160)	15.98
Forfeited	(6,881)	19.12
Canceled	(60,476)	35.96
Outstanding, December 31, 2012	382,955	$24.00	5.0	$1,230
Vested and expected to vest(b), December 31, 2012	375,102	24.10	4.9	$1,183
Exercisable, December 31, 2012	225,829	$27.32	2.8	$308

(a)	Market price of underlying Pfizer common stock less exercise price.

(b)	The number of options expected to vest takes into account an estimate of expected forfeitures.

The following table summarizes data related to all stock option activity:
	Year Ended/As of December 31,
(MILLIONS OF DOLLARS, EXCEPT PER STOCK OPTION AMOUNTS)	2012	2011	2010
Weighted-average grant date fair value per stock option	$2.79	$3.15	$3.25
Aggregate intrinsic value on exercise	$263	$32	$5
Cash received upon exercise	$568	$153	$16
Tax benefits realized related to exercise	$81	$10	$1
Total compensation cost related to nonvested stock options not yet recognized, pre-tax	$148	$177	$178
Weighted-average period over which stock option compensation cost is expected to be recognized (years)	1.2	1.3	1.3

D. Total Shareholder Return Units (TSRUs)

TSRUs are awarded to senior and other key management. The contractual terms for TSRUs were for 5 years for certain awards and for 7 years for the balance of the awards in 2012 and 2011, and for 5 years for all awards in 2010. The target number of shares is determined by reference to the fair value of share-based awards to similar employees in the industry peer group.

We measure the value of TSRU grants as of the grant date using a Monte Carlo simulation model. The values determined through this fair value methodology generally are amortized on a straight-line basis over the vesting term into Cost of sales, Selling, informational and administrative expenses, and Research and development expenses, as appropriate.

The weighted-average assumptions used in the valuation of TSRUs follow:
	Year Ended December 31,
	2012	2011	2010
Expected dividend yield(a)	4.10%	4.15%	3.99%
Risk-free interest rate(b)	1.15%	2.51%	2.34%
Expected stock price volatility(c)	23.80%	25.55%	26.76%
Contractual term (years)	5.97	5.95	5.00

(a)	Determined using a constant dividend yield during the expected term of the TSRU.

(b)	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.

(c)	Determined using implied volatility, after consideration of historical volatility.

E. Performance Share Awards (PSAs)

PSAs are awarded to senior and other key management. PSAs vest after three years of continuous service from the grant date. The number of shares paid, if any, including shares resulting from dividend equivalents, depends upon the achievement of predetermined goals related to Pfizer's total share return as compared to an industry peer group, for the three-year performance period from the year of the grant date. The target number of shares is determined by reference to the value of share-based awards to similar employees in the industry peer group.

We measure the value of PSA grants as of the grant date using the intrinsic value method, for which we use the closing price of Pfizer common stock. The values are amortized on a straight-line basis over the probable vesting term into Cost of sales, Selling, informational and administrative expenses, and Research and development expenses, as appropriate, and adjusted each reporting period, as necessary, to reflect changes in the price of Pfizer's common stock, changes in management's assessment of the probability that the specified performance criteria will be achieved and/or changes in management's assessment of the probable vesting term.

F. Portfolio Performance Shares (PPSs)

PPSs are awarded to select employees and, when vested, entitle the holder to receive, at the end of the performance period, a number of shares within a possible range of shares of Pfizer common stock, including shares resulting from dividend equivalents paid on such shares. For PPSs granted during the period presented, the awards vest after three years of continuous service from the grant date and the number of shares paid, if any, depends on the achievement of predetermined goals related to Pfizer's long-term product portfolio during a five year performance period from the year of the grant date. The target number of shares is determined by reference to competitive survey data.

We measure the value of PPS grants as of the grant date using the intrinsic value method, for which we use the closing price of Pfizer common stock. The values are amortized on a straight-line basis over the probable vesting term into Research and development expenses and adjusted each reporting period, as necessary, to reflect changes in the price of Pfizer's common stock, changes in management's assessment of the probability that the specified performance criteria will be achieved and/or changes in management's assessment of the probable vesting term.

The following table summarizes all PPS activity during 2012, with the shares representing the maximum award that could be achieved:
	Shares (Thousands)	Weighted- Average Intrinsic Value Per Share
Nonvested, December 31, 2011	—	$—
Granted	3,964	21.03
Vested	(2)	22.42
Forfeited	(220)	23.18
Nonvested, December 31, 2012	3,742	$25.08

The following table provides data related to all PPS activity:
(MILLIONS OF DOLLARS)	Year Ended December 31,
	2012	2011	2010
Total fair value of shares vested	$—	$—	$—
Total compensation cost related to nonvested PPS awards not yet recognized, pre-tax	$33	$—	$—
Weighted-average period over which nonvested PPS cost is expected to be recognized (years)	2.2	—	—